                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08014

                               Utilities Portfolio
                               -------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

UTILITIES PORTFOLIO AS OF JUNE 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS 93.2%

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.0%

Antena 3 Television SA(1)(2)                                   845   $      44,721
Ovation, Inc.(2)(3)(4)                                      18,040               0
----------------------------------------------------------------------------------
                                                                     $      44,721
----------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 31.6%

ALLETE, Inc.                                               555,000   $  18,481,500
Alliant Energy Corp.                                       100,000       2,608,000
Black Hills Corp.                                           25,000         787,500
Dominion Resources, Inc.                                   290,000      18,293,200
DPL, Inc.                                                  100,000       1,942,000
Edison International                                       350,000       8,949,500
Enel SPA(1)                                              1,100,000       8,819,496
Energy East Corp.                                          610,000      14,792,500
Entergy Corp.                                              305,000      17,083,050
Exelon Corp.                                               461,250      15,355,013
Fortis, Inc.(1)                                             50,000       2,168,562
Fortum Oyj(1)                                              450,000       5,748,671
FPL Group, Inc.                                             25,000       1,598,750
National Grid Transco PLC(1)                               563,810       4,350,608
NiSource, Inc.                                             200,000       4,124,000
PPL Corp.                                                  148,500       6,816,150
Public Power Corp.(1)                                       65,000       1,550,012
Scottish and Southern Energy PLC(1)                        500,000       6,179,501
Terna SPA(1)(2)                                            360,000         779,629
TXU Corp.                                                  275,000      11,140,250
Westar Energy, Inc.                                        181,500       3,613,665
Wisconsin Energy Corp.                                     100,000       3,261,000
----------------------------------------------------------------------------------
                                                                     $ 158,442,557
----------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.7%

Bouygues(1)                                                104,140   $   3,486,837
----------------------------------------------------------------------------------
                                                                     $   3,486,837
----------------------------------------------------------------------------------

GAS UTILITIES -- 6.1%

AGL Resources, Inc.                                        130,000   $   3,776,500
Equitable Resources, Inc.                                  210,000      10,859,100
Kinder Morgan, Inc.                                        100,000       5,929,000
ONEOK, Inc.                                                272,600       5,994,474
Williams Co., Inc. (The)                                   350,000       4,165,000
----------------------------------------------------------------------------------
                                                                     $  30,724,074
----------------------------------------------------------------------------------

INTEGRATED OIL -- 9.3%

BP PLC ADR(1)                                              175,000   $   9,374,750
ChevronTexaco Corp.                                        100,000       9,411,000
ConocoPhillips                                             115,000       8,773,350
Exxon Mobil Corp.                                          150,000       6,661,500
Royal Dutch Petroleum Co.(1)                                50,000       2,583,500
Total SA ADR(1)                                            100,000       9,608,000
----------------------------------------------------------------------------------
                                                                     $  46,412,100
----------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.6%

Marathon Oil Corp.                                          75,000   $   2,838,000
----------------------------------------------------------------------------------
                                                                     $   2,838,000
----------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 1.6%

Occidental Petroleum Corp.                                 120,000   $   5,809,200
Talisman Energy, Inc.(1)                                   110,000       2,391,400
----------------------------------------------------------------------------------
                                                                     $   8,200,600
----------------------------------------------------------------------------------

PUBLISHING -- 0.7%

Pearson PLC(1)                                             200,000   $   2,430,090
Pearson PLC ADR(1)                                          75,000         936,000
----------------------------------------------------------------------------------
                                                                     $   3,366,090
----------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 12.7%

Alltel Corp.                                                50,000   $   2,531,000
Belgacom SA(1)(2)                                          100,000       3,044,058
Chunghwa Telecom Co., Ltd. ADR(1)                          154,800       2,730,672
Deutsche Telekom AG(1)(2)                                  200,000       3,513,685
Elisa Oyj(1)(2)                                            230,000       3,078,125
Sempra Energy                                              254,700       8,769,321
TDC A/S(1)                                                 360,600      11,716,512
Telecom Italia Mobile(1)                                 1,302,000       7,381,805
Telecom Italia SPA(1)                                    3,200,000       7,066,303
Telekom Austria AG(1)                                      254,598       3,887,446
Telenor ASA(1)                                           1,000,000       6,953,762
TELUS Corp.(1)                                             200,000       3,006,000
----------------------------------------------------------------------------------
                                                                     $  63,678,689
----------------------------------------------------------------------------------

TELEPHONE UTILITIES -- 13.3%

BCE, Inc.(1)                                               450,400   $   9,026,016
BellSouth Corp.                                            625,000      16,387,500
CenturyTel, Inc.                                            50,000       1,502,000

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)

Manitoba Telecom Services, Inc.(1)                          60,000   $   2,029,461
SBC Communications, Inc.                                   625,000      15,156,250
Telefonos de Mexico SA de CV (Telmex) ADR(1)               250,000       8,317,500
Verizon Communications, Inc.                               395,000      14,295,050
----------------------------------------------------------------------------------
                                                                     $  66,713,777
----------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 12.9%

Centrica PLC(1)                                          1,100,000   $   4,478,438
E ON AG(1)                                                  80,000       5,771,788
FirstEnergy Corp.                                          362,000      13,542,420
MDU Resources Group, Inc.                                  313,350       7,529,801
NRG Energy, Inc.(2)                                        100,000       2,480,000
PG&E Corp.(2)                                              575,000      16,065,500
RWE AG(1)                                                  150,000       7,053,528
Scottish Power PLC(1)                                      754,290       5,454,521
Xcel Energy, Inc.                                          150,000       2,506,500
----------------------------------------------------------------------------------
                                                                     $  64,882,496
----------------------------------------------------------------------------------

WATER UTILITIES -- 3.5%

Aqua America, Inc.                                         325,000   $   6,516,250
California Water Service Group                              90,000       2,479,500
United Utilities PLC(1)                                    330,207       3,104,936
Veolia Environment(1)                                      197,588       5,574,770
----------------------------------------------------------------------------------
                                                                     $  17,675,456
----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 0.2%

Centennial Communications Corp.(2)                         154,200   $   1,102,530
----------------------------------------------------------------------------------
                                                                     $   1,102,530
----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $386,267,188)                                    $ 467,567,927
----------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 5.5%

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.6%

FPL Group, Inc.(2)                                         150,000   $   8,265,000
----------------------------------------------------------------------------------
                                                                     $   8,265,000
----------------------------------------------------------------------------------

GAS UTILITIES -- 1.4%

KeySpan Corp.(2)                                           100,000   $   5,170,000
Williams Cos., Inc.(2)(3)(5)                                29,400       2,076,375
----------------------------------------------------------------------------------
                                                                     $   7,246,375
----------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 1.0%

Alltel Corp.(2)                                            100,000   $   5,016,000
----------------------------------------------------------------------------------
                                                                     $   5,016,000
----------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 1.5%

Cinergy Corp.(2)                                           120,000   $   7,134,000
Reliant Resources, Inc.(2)(5)                              100,000         139,750
----------------------------------------------------------------------------------
                                                                     $   7,273,750
----------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $25,073,200)                                     $  27,801,125
----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                                SHARES       VALUE
----------------------------------------------------------------------------------
Broadcasting and Cable 0.0%
Ovation, Inc. (PIK)(3)(4)                                      807   $           0
----------------------------------------------------------------------------------
                                                                     $           0
----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $3,595,224)                                      $           0
----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SHORT-TERM INVESTMENTS -- 0.6%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------
INVESTORS BANK & TRUST COMPANY TIME DEPOSIT,
1.44%, 7/1/04                                        $           3,133   $   3,133,000
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $3,133,000)                                       $   3,133,000
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.3%
   (IDENTIFIED COST $418,068,612)                                        $ 498,502,052
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.7%                                   $   3,437,663
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $ 501,939,715
--------------------------------------------------------------------------------------

ADR - American Depositary Receipt

PIK - Payment In Kind.

(1) Foreign security.

(2) Non-income producing security.

(3) Priced by adviser.

(4) Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 the aggregate value of the securities is $2,216,125 or 0.4% of the net assets.

                        SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $418,068,612)            $   498,502,052
Cash                                                                   2,519,025
Receivable for investments sold                                        7,906,078
Interest and dividends receivable                                      1,325,149
Tax reclaim receivable                                                   259,183
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $   510,511,487
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $     8,530,330
Payable to affiliate for Trustees' fees                                    4,861
Accrued expenses                                                          36,581
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $     8,571,772
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $   501,939,715
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $   421,500,040
Net unrealized appreciation (computed on the basis of
   identified cost)                                                   80,439,675
--------------------------------------------------------------------------------
TOTAL                                                            $   501,939,715
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $586,524)                       $    10,085,656
Interest                                                                  28,151
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $    10,113,807
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $     1,591,700
Trustees' fees and expenses                                               10,172
Custodian fee                                                            144,200
Legal and accounting services                                             20,020
Interest expense                                                           2,714
Miscellaneous                                                              3,822
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $     1,772,628
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $     8,341,179
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
   Investment transactions (identified cost basis)               $     8,234,233
   Foreign currency transactions                                         (30,147)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $     8,204,086
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                           $     2,428,090
   Foreign currency                                                        5,802
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $     2,433,892
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $    10,637,978
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    18,979,157
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
                                                          JUNE 30, 2004       YEAR ENDED
                                                          (UNAUDITED)         DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                  $       8,341,179   $      12,308,591
   Net realized gain from investments and
     foreign currency transactions                                8,204,086          14,168,280
   Net change in unrealized appreciation
     (depreciation) from investments
     and foreign currency                                         2,433,892          66,337,801
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      18,979,157   $      92,814,672
-----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $      89,011,850   $      91,610,795
   Withdrawals                                                  (64,389,853)        (77,164,674)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $      24,621,997   $      14,446,121
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      43,601,154   $     107,260,793
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $     458,338,561   $     351,077,768
-----------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $     501,939,715   $     458,338,561
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                               SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004         -----------------------------------------------------------
                                               (UNAUDITED)              2003        2002         2001         2000       1999
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
   net assets):
   Expenses                                             0.73%(1)          0.72%       0.73%        0.71%        0.71%       0.72%
   Expenses after custodian fee reduction               0.73%               --          --           --           --          --
   Interest expense                                     0.00%(1)(2)         --(2)       --(2)      0.01%        0.01%         --(2)
   Net investment income                                3.42%(1)          3.22%       3.40%        2.00%        1.54%       1.68%
Portfolio Turnover                                        28%              106%        146%         169%         149%         93%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         4.13%            26.44%     (12.13)%     (18.61)%         --          --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)        $   501,940         $ 458,339   $ 351,078    $ 425,707    $ 574,586   $ 579,090
--------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2)  Represents less than 0.01%.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2004, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E DELAYED DELIVERY TRANSACTIONS -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. This contractual waiver cannot be terminated or modified without Trustee and shareholder consent. For the six months ended June 30, 2004, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,591,700. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $169,182,200, and $137,420,939, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                           $  418,068,612
   -------------------------------------------------------
   Gross unrealized appreciation            $   87,590,393
   Gross unrealized depreciation                (7,156,953)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION              $   80,433,440
   -------------------------------------------------------

   The net unrealized appreciation on foreign currency was $6,235 at June 30, 2004.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

INVESTMENT MANAGEMENT

UTILITIES PORTFOLIO

             OFFICERS

             Duncan W. Richardson
             President

             Judith A. Saryan
             Vice President and Portfolio
             Manager

             William J. Austin, Jr.
             Treasurer

             Alan R. Dynner
             Secretary

             TRUSTEES

             James B. Hawkes

             Samuel L. Hayes, III

             William H. Park

             Ronald A. Pearlman

             Norton H. Reamer

             Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTILITIES PORTFOLIO


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------